Shareholders' Equity - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount			$ 250,000,000	$ 100,000,000	$ 75,000,000
Purchase of treasury shares (in shares)	2,414,893	2,375,508
Common stock repurchased, average price per share	$ 34.83	$ 34.35
Purchase of treasury shares	$ 84,105,000	$ 81,603,000
Common stock repurchased program, amount remained available for repurchase	$ 38,592,000
Redemption description	Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share	$ 25.00
Preferred stock shares, liquidation preference per share	$ 25,000		$ 25,000
Cumulative unpaid preferred dividends	$ 854,000
RSU
Equity Class Of Treasury Stock [Line Items]
Accrued dividends	$ 1,010,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount						$ 25,000,000